Long-term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt (Abstract)
Long-term Debt
8.           Long-term Debt:

a)      On December 27, 2007, the Company entered into a loan agreement with Commerzbank AG in the amount of up to $120,000 in order to partially finance the acquisition cost of the second hand vessels, Star Gamma, Star Delta, Star Epsilon, Star Zeta, and Star Theta, which also provide the security for this loan agreement.  Under the terms of this loan facility, the repayment of $120,000 is over a nine year term and divided into two tranches. The first of up to $50,000 is repayable in twenty-eight consecutive quarterly installments commencing twenty-seven months after the initial borrowings but no later than March 31, 2010: (i) the first four installments amount to $2,250 each, (ii) the next thirteen installments amount to $1,000 each (iii) the remaining eleven installments amount to $1,300 each and a final balloon payment of $13,700 is payable together with the last installment. The second tranche of up to $70,000 is repayable in twenty-eight consecutive quarterly installments commencing twenty-seven months after draw down but no later than March 31, 2010: (i) the first four installments amount to $4,000 each (ii) the remaining twenty-four installments amount to $1,750 each and a final balloon payment of $12,000 is payable together with the last installment. The loan bears interest at LIBOR plus a margin at a minimum of 0.8% per annum "p.a." to a maximum of 1.25% p.a. depending on whether the aggregate drawdown ranges from 60% up to 75% of the aggregate market value of the 'initial fleet'.

The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein and (iii) an aggregate market value of the vessels pledged as security under this loan agreement not less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.

On June 10, 2009, the Company entered into a supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from December 31, 2008 to January 31, 2010, the security cover requirement was reduced to 111%. As further security for this facility, the Company shall provide a first preferred mortgage on the vessel Star Alpha and shall pledge an amount of $6,000 to the lenders. Furthermore, the interest spread was increased to 2.00% p.a. for the duration of the waiver period. Subsequent to the waiver period, if the asset cover percentage is less than 60%, between 60% to 70%, between 70% to 75% and more than 75%, the interest spread should be 0.8%, 0.9%, 1% and 1.25% respectively. In addition, during the waiver period, payments of dividend, share repurchases and investments are subject to the prior written consent of the lenders.

On December 24, 2009, the Company entered into a second supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from February 1, 2010 to June 30, 2010 and from July 1, 2010 to January 31, 2011 the security cover shall be at least 111% and 118%, respectively whether at all times thereafter 135%. Furthermore, the bank consented to: i) the sale of Star Alpha, ii) the payment of dividends not exceeding $0.05 per share in each quarter iii) the reduction of minimum liquidity from $1,000 to $650 per fleet vessel, iv) the increase of the pledged deposit by $1,250 from $6,000 to $7,250.  The interest spread was also maintained to 2.00% p.a. for the duration of the waiver period. Based on the same agreement after the waver period on January 31, 2011 the minimum liquidity was increased from $650 to $1,000 per fleet vessel and the pledged deposit of $7,250 was released.

As of December 31, 2010 and 2011, the Company had outstanding borrowings of $95,000 and $84,000 respectively, under this loan agreement.

b)      On April 14, 2008, the Company entered into a loan agreement with Piraeus Bank A.E., acting as an agent, which was subsequently amended on April 17, 2008 and September 18, 2008.  Under the amended terms, the agreement provides for a term loan of $150,000 to partially finance the acquisition of the Star Omicron, the Star Sigma and Star Ypsilon.  This loan agreement is secured by the vessels Star Omicron, the Star Beta, and the Star Sigma. Under the terms of this term loan facility, the repayment of $150,000 is over six years and begins three months after the Company's first draw down amount and is divided into twenty-four consecutive quarterly installments: (i) the first installment amounts to $7,000, (ii) the second through fifth installments amount to $10,500 each, (iii) the sixth to eighth installments amount to $8,800 each, (iv) the ninth through fourteenth installments amount to $4,400 each, (v) the fifteenth through twenty-fourth installments amount to $2,700 each, and a final balloon payment in the amount of $21,200 is payable together with the last installment.  The loan bears interest at LIBOR plus a margin of 1.3% p.a. This loan agreement with Piraeus Bank A.E. contain financial covenants, including requirements to maintain (i) a minimum liquidity of $500 per vessel, (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.6:1, (iii) the interest coverage ratio shall not be less than 2:1, (iv) an actual pledged amount of $1,500 and (v) an aggregate market value of the vessels pledged as security under this loan agreement should not be less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.

On May 9, 2009, the Company entered into a supplemental agreement with Piraeus Bank. Under the terms of this agreement during the waiver period from December 31, 2008 to February 28, 2010, the required security cover covenant of 125% shall be waived. After the end of the waiver period, for the period from March 1, 2010 to February 28, 2011 the required security cover shall be reduced to 110% from 125% of the outstanding loan amount. The lenders shall waive the 60% corporate leverage ratio, which is the ratio of the Company's total indebtedness net of any unencumbered cash balances over the market value of all vessels owned by the Company, through February 28, 2010. As further security for this facility, the Company shall provide (i) first priority mortgages on and first priority assignments of all earnings and insurances of the vessels Star Kappa and Star Ypsilon; (ii) corporate guarantees from each of the collateral vessel owning limited liability companies; (iii) a subordination of the technical and commercial manager's rights to payment; (iv) and a pledge amount of $9,000 to the lenders. Furthermore, the interest spread was increased to 2% p.a. applicable for the period from January 1, 2009 to December 31, 2010, and thereafter shall be adjusted to 1.5% per annum until the margin review date of the facility. In addition, during the waiver period, payments of dividend are subject to the prior written consent of the lenders. In July 2010 Piraeus Bank consented to the sale of vessel Star Beta. Consequently the first priority mortgage was released. In addition, the Company prepaid an amount of $6,975 in July 2010 and the facility was repayable beginning on September 1, 2010, in seventeen consecutive quarterly installments: (i) the first one installment in the amount of $8,064 (ii) the second to seventh installments amount to $4,032 each and (ii) the final ten installments in the amount of $2,474 each plus a balloon payment of $19,427 is payable together with the last installment.

On October 6, 2011, the Company fully repaid the outstanding balance of $52,233 under this loan agreement.

As of December 31, 2010, and 2011, the Company had outstanding borrowings of $64,329 and $0 respectively, under this loan agreement.

c)      On July 1, 2008, the Company entered into a loan agreement with Piraeus Bank A.E., acting as an agent, in the amount of $35,000 to partially finance the acquisition of the Star Cosmo, which also provides the security for this loan agreement. The full amount of the loan was drawn down, on the same date. Under the terms of this term loan facility, the repayment of $35,000 is over six years and begins three months after the Company drew down the full amount but no later than July 30, 2008 and is divided into twenty-four consecutive quarterly installments: (i) the first through fourth installments amounts to $1,500 each, (ii) the fifth through eighth installments amount to $1,250 each, (iii) the ninth to twelfth installments amount to $875 each, (iv) the thirteenth through twenty-fourth installments amount to $500 each and a final balloon payment of $14,500 is payable together with the last installment. The loan bears interest at LIBOR plus a margin of 1.325% p.a.

The loan agreement contains financial covenants, including requirements to maintain (i) a minimum liquidity of $500 per vessel, (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.6:1, (iii) the interest coverage ratio shall not be less than 2:1 and (iv) an aggregate market value of the vessels pledged as security under this loan agreement not less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.

On May 25, 2009, the Company entered into an amending and restating agreement with Piraeus Bank. Under the terms of this agreement during the waiver period from December 31, 2008 to February 28, 2010, the required security cover covenant of 125% shall be waived. After the end of the waiver period, for the period from February 28, 2010 to February 28, 2011 the required security cover shall be reduced to 110% from 125% of the outstanding loan amount. The lender shall waive the 60% corporate leverage ratio, which is the ratio of the Company's total indebtedness net of any unencumbered cash balances over the market value of all vessels owned by the Company, through February 28, 2010. Also, during the waiver period, no dividend payments are made without the prior written consent of the lenders.

As further security for this facility the Company provided (i) second priority mortgage on and second priority assignment of all earnings and insurances of the Star Alpha; (ii) a corporate guarantee from Star Alpha's vessel owning limited liability company; (iii) a subordination of the technical and commercial managers rights to payment and iv) a minimum liquidity of $500 per vessel and v) a pledged deposit of $5,000. This facility was repayable beginning on April 2, 2009, in twenty-two consecutive quarterly installments: (i) the first two installments in the amount of $2,000 each; (ii) the third installment in the amount of $1,750; (iii) the fourth installment in the amount of $1,250; (iv) the fifth through tenth installment in the amount of $875 each; and (v) the final twelve installments in the amount of $500 each plus a balloon payment of $13,750 is payable together with the last installment.  In addition, the interest spread was adjusted to 2% p.a. applicable for the period from March 1, 2009 to February 28, 2010, and thereafter shall be adjusted to 1.5% p.a. until the final maturity date of the facility. In December 2009 Piraeus Bank consented to the sale of vessel Star Alpha. Consequently the second priority mortgage was released.

On September 29, 2010, the loan was further amended.  Under the terms of this agreement the security cover shall be at all times 125%. Furthermore, the bank released to the Company an amount of $5,000 that was previously pledged, after the Company prepaid an amount of $2,000 on October 1, 2010. In addition the facility was repayable beginning on October 1, 2010, in sixteen consecutive quarterly installments: (i) the first four installments in the amount of $800 each; and (ii) the final twelve installments in the amount of $457 each plus a balloon payment of $12,566 is payable together with the last installment.   In addition, the interest spread was adjusted to 3% p.a. applicable for the period from August 1, 2010 to December 31, 2011, and thereafter shall be adjusted to 2.5% p.a. until the final maturity date of the facility.

On October 6, 2011, the Company fully repaid the outstanding balance of $17,593 under this loan agreement.

As of December 31, 2010 and 2011, the Company had outstanding borrowings of $20,450 and $0 respectively, under this loan agreement.

d)      On September 3, 2010 the Company entered into a loan agreement with Commerzbank AG in the amount of up to $26,000 in order to partially finance the acquisition cost of the second hand vessel, Star Aurora, which is also provided as security for this loan agreement.  Under the terms of this loan facility, the repayment of $26,000 is over a six year period. The loan is repayable in twenty-four consecutive quarterly installments of $950 each, commencing three months after the drawdown, and a final balloon payment of $3,200 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.6% p.a.

The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein and (iii) an actual pledged amount of $650 for this vessel that will increase to $1,000 when cash pledged due to waiver dated December 24, 2009 shall be released (iv) an aggregate market value of the vessel pledged as security under this loan agreement not less than 135% at all times.

As of December 31, 2010 and 2011, the Company had outstanding borrowings of $25,050 and $21,250 respectively, under this loan agreement.

e)      On January 20, 2011, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank for a term loan up to $70,000 to partially finance the construction cost of Company's two Newbuildings Star Borealis and Star Polaris, which were delivered in 2011. The shipbuilding contracts and refund guarantees were assigned to the lender as security for this loan agreement and the vessels, upon their delivery, were mortgaged as security for this loan agreement. The total amount that was drawn down upon the delivery of each vessel totaled to $67,275. Under the terms of this term loan facility, the repayment is over a seven year period and commenced three months after the delivery of each vessel. The loan is repayable in twenty eight consecutive quarterly installments, per vessel, amounting to $485.4 and $499.7, respectively and a final balloon payment which is payable together with the last installment of $19,558.2 and $20,134 for Star Borealis and Star Polaris, respectively. The loan bears interest at LIBOR plus a margin of 2.7% p.a.

The loan arrangement and other fees related to the inception of the loan amounted to $630 and are included under "Deferred finance charges" in the accompanying consolidated balance sheets.

This loan agreement with Credit Agricole Corporate and Investment Bank contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $500 per fleet vessel, whichever is greater (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.7:1, effective from October 15, 2011, (iii) an actual pledged amount of $500 per mortgaged vessel and (iv) the minimum asset cover ratio shall not be less than (a) 120% during the first two years from delivery of each vessel and (b) 125% of the then outstanding borrowings thereafter, unless a mortgaged vessel is subject to an approved charter with an unexpired duration at least 18 months, in which case the relevant percentage shall be 120% for the duration such approved charter.

As of December 31, 2010 and December 31, 2011, the Company had outstanding borrowings of $0 and $66,790 respectively, under this loan agreement.

f)      On July 21, 2011, the Company entered into a senior secured credit facility with ABN AMRO Bank for $31,000, which was drawn down in full to partially finance the acquisition of the Star Big and the Star Mega, which were mortgaged to provide the security for this senior secured credit facility. Under this senior secured credit facility, the wholly-owned subsidiaries that own these two vessels are the borrowers and the Company is the corporate guarantor.  This senior secured credit facility is repayable in 18 consecutive quarterly installments commencing three months after the initial borrowings. The first 14 installments amount to $1,400 each, the remaining four installments amount to $625 each and a final balloon payment of $8,900 is payable together with the last installment. This senior secured credit facility bears interest at LIBOR plus a margin of 2.9%.

The loan arrangement and other fees related to the inception of the loan amounted to $310 and are included under "Deferred finance charges" in the accompanying consolidated balance sheets.

This senior secured credit facility contains financial covenants and other customary covenants, including requirements to maintain (i) the leverage ratio shall not be greater than 70%, (ii) a ratio of EBITDA (as will be defined in the definitive documentation) to interest expense, no less than 3.0:1.0, (iii) minimum liquidity of $10,000 or $750 for each of the Company's vessels, whichever is greater, (iv) a minimum market adjusted net worth of not less than $100,000 and (v) a maintenance reserve account up to $1,500 which can only be used for the payment of the dry-docking of vessel Star Mega. This senior secured credit facility also requires the borrowers to maintain an aggregate charter-free fair market value of the Star Big and the Star Mega of at least 135% of the amount outstanding under the facility until three months prior to the expiration of the time charter of the Star Mega and 150% thereafter. In addition, the facility requires the Company's Chairman, including members of his immediate family, to maintain minimum levels of beneficial ownership of the Company's outstanding common shares.

As of December 31, 2010 and, 2011, the Company had outstanding borrowings of $0 and $29,600 respectively, under this loan agreement.

g)      On October 3, 2011 the Company entered into a new $64,500 secured term loan agreement with HSH Nordbank AG. The borrowings under this new loan agreement together with $5,326 in cash were used to repay in full the Company's existing indebtedness under its loan agreements with Piraeus Bank S.A; a term loan of $150,000 dated April 14, 2008 and of a term loan of $35,000 dated July 1, 2008 as stated above. The senior secured term loan facility consisted of two tranches. The first tranche amounted to $48,500 and is repayable in 20 consecutive installments of $1,250 each and a final balloon payment of $23,500. The second tranche amounted to $16,000, is repayable in 12 consecutive installments of $1,333 each. The first tranche bears interest at LIBOR or cost of funds, whichever is greater, plus a margin of 2.75% and the second tranche bears interest at LIBOR or cost of funds, whichever is greater, plus a margin of 3.00%.

The loan arrangement and other fees related to the inception of the loan amounted to $548 and are included under "Deferred finance charges" in the accompanying consolidated balance sheets.

This new loan agreement contains financial covenants including requirements to maintain (i) the ratio of indebtedness of the borrower over the aggregate fair market value of the assets shall not be greater than 75% until December 31, 2013 and 70% thereafter, (ii) a minimum market adjusted net worth of not less than $100,000, (iii) a minimum interest coverage ratio of not less than 2.0:1.0; (iv) an actual pledged amount of $2,000 or $400 for each pledged vessel under this credit facility, whichever is greater,(v) a minimum liquidity of $10,000,(vi) an actual pledged amount of $6,504 representing the shortfall between the drawdown amount and the fair value of the collateral vessels on the drawdown date and, (vii) an aggregate market value of the vessels pledged as security under this loan agreement should not be less than (a) 125% of the then outstanding borrowings until the repayment of Second Tranche and (b) 167% of the then outstanding borrowings thereafter.

As of December 31, 2010 and, 2011, the Company had outstanding borrowings of $0 and $64,500 respectively, under this loan agreement.

The Company determined as of December 31, 2011 that under the new $31,000 loan agreement with ABN AMRO Bank, the aggregate market value of the vessels mortgaged under these loan agreements was less than the required percentage of 135%. On January 26, 2012, the Company signed a waiver agreement with ABN AMRO Bank, under the terms of which, during the waiver period from January 26, 2012 to January 31, 2013, the required security cover covenant of 135% was amended to 100% and the Leverage Ratio was amended to 75% from 70%. Furthermore, the interest margin was increased from 2.9% to 3.4% p.a. during the waiver period.

The Company also determined as of December 31, 2011 that under the $120,000 loan agreement with Commerzbank AG, the market value of the vessels mortgaged under this loan agreement was less than 135% of the amount of those borrowings as required by the agreement. On January 30, 2012, the Company paid the next regularly scheduled quarterly payment of $2,750 and as a result maintained the required ratio of the market value of the vessels pledged as collateral to the outstanding borrowings of not less than 135%.

Except as disclosed above, the Company was not in breach of any financial covenants under its loan agreements as of December 31, 2011.

The weighted average interest rate related to the Company's existing debt (including the margin) as of December 31, 2009, 2010 and 2011 was 2.65%, 2.73% and 3.25% respectively.

The principal payments required to be made after December 31, 2011 for all outstanding debt are as follows:
Years	Amount
December 31, 2012	$34,674
December 31, 2013	34,674
December 31, 2014	35,574
December 31, 2015	28,215
December 31, 2016	85,915
December 31, 2017 and thereafter	47,088
Total	$266,140

Interest expense for the years ended December 31, 2009, 2010 and 2011 amounting to $9,217, $5,317 and $4,698 respectively, amortization of deferred finance fees amounting to $350, $329 and $329, respectively, and other finance fees amounting to $347, $270 and $200, respectively, are included under "Interest and finance costs" in the accompanying consolidated statements of operations.

The unamortized balance of the deferred financing fees relating to Piraeus loan facilities which were fully repaid on October 6, 2011, amounting to $254 and $53, respectively  were written off and included under "Loss on debt extinguishment" in the accompanying consolidated statements of operations.

All vessels are first-priority mortgaged as collateral to the Company's loan facilities.